UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-4626

 THE CASCADES TRUST
(Exact name of Registrant as specified in charter)

380 Madison Avenue
New York, New York 10017
(Address of principal executive offices)  (Zip code)

Joseph P. DiMaggio
380 Madison Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 697-6666

Date of fiscal year end: 3/31/13

Date of reporting period: 9/30/13

FORM N-CSR

ITEM 1.	REPORTS TO STOCKHOLDERS

Semi-Annual Report September 30, 2013

Aquila Tax-Free Trust of Oregon “Asset Allocation - A Strategy For All Seasons” Serving Oregon investors for over 25 years

November, 2013

Dear Fellow Shareholder:

     As many of our shareholders are aware, interest rates and the price of bonds (and, in turn, the share price of bond funds) are inversely related. Hence, as interest rates decline, the share price of the bond funds in the Aquila Group generally increases. And, as interest rates increase, the funds’ share price declines. This is an almost inevitable dynamic of the economic cycle. And, since your investment in one of the Aquila bond funds should be viewed as long-term in nature, you are likely to experience both the ups and downs of investing.

     While we cannot control the direction in which interest rates will move, or the resulting effect such changes will have on your Trust’s share price, we do take steps that attempt to minimize the volatility of such movement. We believe that having your Trust’s portfolio constructed of high-quality securities, together with both short and long-term maturities (to gain stability from the shorter-term maturities and higher yields from the longer-term maturities), will hopefully help to lessen the fluctuations in the overall performance of your investment in the Trust. Thus, we seek to minimize the volatility of share price movements over the life of your investment – making the ups and downs less dramatic than with other types of investments.

     While fluctuation in share price over the life of your investment is inevitable, we believe you will be in a better overall position to weather any particular economic situation if your portfolio is built with a strong foundation. In short, is your portfolio properly allocated based on your specific needs?

     As you may know, asset allocation is an investment strategy that strives to balance risk and reward by diversifying assets according to your specific desires. These include:

•	investment time horizon (specifically your age and retirement objectives);

•	risk threshold (how much of your investment capital you are willing to potentially lose during a given time frame);

•	financial situation (your wealth, income, expenses, tax bracket, liquidity needs, etc.); and

•	goals (the financial goals you and your family want to achieve).

     Since the three main asset classes - equities, fixed-income, and cash/cash equivalents - have different levels of risk and return, each is expected to behave differently over time. The objective of asset allocation is to create a diversified portfolio with an acceptable level of risk and the highest possible return given that level of risk.

NOT A PART OF THE SEMI- ANNUAL REPORT

     Although there is no simple formula that can identify the right asset allocation for every individual, the consensus among most financial professionals is that asset allocation is one of the most important decisions that investors make.

     The way you allocate your investment portfolio across exposure to stocks, fixed-income, and cash/cash equivalents will be the principal determinants of your investment results – secondary to your selection of individual securities.

     Once you and your financial professional have developed an appropriate asset allocation for your portfolio, we believe that changes should be made based on need, not on headlines.

     A properly constructed portfolio with sound asset allocation should be in a good position to weather all seasons.

Sincerely, Diana P. Herrmann, President

Consideration should be given to the risks of investing, including potential loss of value, market risk, interest rate risk, credit risk, and geographic concentration. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For certain investors, some dividends may be subject to Federal and state taxes.

NOT A PART OF THE SEMI-ANNUAL REPORT

AQUILA TAX-FREE TRUST OF OREGON
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2013 (unaudited)

		Rating
Principal		Moody’s/S&P
Amount	General Obligation Bonds (49.1%)	and Fitch	Value

	City & County (5.0%)
	Bend, Oregon
$2,435,000	4.000%, 06/01/24	Aa2/NR/NR	$2,629,094
	Canby, Oregon
1,405,000	4.000%, 12/01/24 AGMC Insured	A2/NR/NR	1,483,947
1,060,000	5.000%, 06/01/27	A2/NR/NR	1,135,069
	Clackamas County, Oregon Refunding
1,135,000	4.000%, 06/01/24	Aa2/NR/NR	1,216,493
	Clackamas County, Oregon Tax
	Allocation
705,000	6.500%, 05/01/20	NR/NR/NR*	706,107
	Hillsboro, Oregon
380,000	3.500%, 06/01/15 Series B	Aa3/NR/NR	396,184
390,000	3.500%, 06/01/16 Series B	Aa3/NR/NR	413,419
345,000	3.500%, 06/01/17 Series B	Aa3/NR/NR	366,945
	Lebannon, Oregon Refunding
1,050,000	5.000%, 06/01/24	A2/NR/NR	1,191,939
	Portland, Oregon
5,385,000	4.350%, 06/01/23	Aa1/NR/NR	5,392,593
	Portland, Oregon Public Safety
2,130,000	4.125%, 06/01/26 Series A	Aaa/NR/NR	2,239,099
	Portland, Oregon Revenue Limited Tax,
	Improvement
1,045,000	4.000%, 06/01/22 Series A	Aa1/NR/NR	1,087,876
	Redmond, Oregon Refunding
735,000	5.000%, 06/01/23 Series A	A1/NR/NR	832,571
	City of Salem, Oregon
1,585,000	4.000%, 06/01/17	Aa2/AA-/NR	1,743,484
1,750,000	5.000%, 06/01/29	Aa2/AA-/NR	1,885,538
	Washington County, Oregon
2,465,000	5.000%, 06/01/23	Aa1/NR/NR	2,696,316
	Total City & County		25,416,674

	Community College (5.8%)
	Central Oregon Community College
	District
1,850,000	4.750%, 06/15/22	NR/AA+/NR	2,108,926
2,195,000	4.750%, 06/15/23	NR/AA+/NR	2,477,628
2,175,000	4.750%, 06/15/26	NR/AA+/NR	2,393,283

1 | Aquila Tax-Free Trust of Oregon

AQUILA TAX-FREE TRUST OF OREGON
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2013 (unaudited)

		Rating
Principal		Moody’s/S&P
Amount	General Obligation Bonds (continued)	and Fitch	Value

	Community College (continued)
	Chemeketa, Oregon Community
	College District
$1,385,000	5.500%, 06/01/14 ETM FGIC Insured	NR/NR/NR*	$1,432,810
	Chemeketa, Oregon Community
	College District
1,010,000	5.500%, 06/15/24	NR/AA+/NR	1,129,271
1,235,000	5.000%, 06/15/25	NR/AA+/NR	1,339,086
1,540,000	5.000%, 06/15/26	NR/AA+/NR	1,654,437
	Clackamas, Oregon Community
	College District
1,535,000	5.000%, 05/01/25 NPFG Insured	Aa3/AA/NR	1,623,892
	Columbia Gorge, Oregon Community
	College District, Refunding
1,000,000	4.000%, 06/15/24	Aa1/NR/NR	1,076,040
	Lane, Oregon Community College
1,840,000	5.000%, 06/15/24	NR/AA+/NR	2,135,154
	Oregon Coast Community College
	District State
1,590,000	5.250%, 06/15/17 NPFG Insured
	(pre-refunded)	Aa1/NR/NR	1,645,904
1,770,000	5.000%, 06/15/25	Aa1/NR/NR	2,023,198
	Portland, Oregon Community College
	District
7,915,000	5.000%, 06/15/28	Aa1/AA/NR	8,673,178
	Total Community College		29,712,807

	Higher Education (2.2%)
	Oregon State, Oregon University System
1,170,000	4.000%, 08/01/25 Series B	Aa1/AA+/AA+	1,259,166
1,745,000	4.000%, 08/01/26 Series C	Aa1/AA+/AA+	1,842,249
	Oregon State, Oregon University
	System Projects
2,365,000	4.000%, 08/01/26 Series H	Aa1/AA+/AA+	2,478,307
	State of Oregon Board of Higher
	Education
820,000	zero coupon, 08/01/16	Aa1/AA+/AA+	786,954

2 | Aquila Tax-Free Trust of Oregon

AQUILA TAX-FREE TRUST OF OREGON
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2013 (unaudited)

		Rating
Principal		Moody’s/S&P
Amount	General Obligation Bonds (continued)	and Fitch	Value

	Higher Education (continued)
	State of Oregon Board of Higher
	Education (continued)
$1,125,000	5.000%, 08/01/21 Series A
	(pre-refunded)	NR/NR/NR*	$1,218,713
875,000	5.000%, 08/01/21 Series A
	(pre-refunded)	Aa1/AA+/NR	948,728
500,000	5.750%, 08/01/29 Series A
	(pre-refunded)	Aa1/AA+/AA+	603,520
1,000,000	5.000%, 08/01/34	Aa1/AA+/AA+	1,079,420
1,000,000	5.000%, 08/01/38	Aa1/AA+/AA+	1,071,560
	Total Higher Education		11,288,617

	Housing (0.2%)
	State of Oregon Veterans’ Welfare
550,000	4.800%, 12/01/22	Aa1/AA+/AA+	582,104
400,000	4.900%, 12/01/26	Aa1/AA+/AA+	418,648
	Total Housing		1,000,752

	School District (24.2%)
	Clackamas County, Oregon School
	District #12 (North Clackamas)
8,000,000	5.000%, 06/15/27 AGMC Insured
	Series B	Aa1/AA+/NR	8,622,960
9,250,000	5.000%, 06/15/29 AGMC Insured	Aa1/AA+/NR	9,916,370
	Clackamas County, Oregon School
	District #46 (Oregon Trail)
1,000,000	5.000%, 06/15/22	NR/AA+/NR	1,133,710
1,865,000	5.000%, 06/15/28 Series A	NR/AA+/NR	2,018,340
1,800,000	5.000%, 06/15/29 Series A	NR/AA+/NR	1,935,450
2,000,000	4.500%, 06/15/30 AGMC Insured	Aa1/AA+/NR	2,069,460
2,000,000	5.000%, 06/15/32 Series A	NR/AA+/NR	2,112,400
3,780,000	4.750%, 06/15/32 Series A	NR/AA+/NR	3,905,496
	Clackamas County, Oregon School
	District #86 (Canby)
1,800,000	5.000%, 06/15/24	Aa1/AA+/NR	2,096,262
1,110,000	5.000%, 06/15/25 Series A	Aa1/AA+/NR	1,277,921

3 | Aquila Tax-Free Trust of Oregon

AQUILA TAX-FREE TRUST OF OREGON
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2013 (unaudited)

		Rating
Principal		Moody’s/S&P
Amount	General Obligation Bonds (continued)	and Fitch	Value

	School District (continued)
	Clackamas & Washington Counties,
	Oregon School District No. 3JT
	(West Linn-Wilsonville)
$1,110,000	5.000%, 06/15/26	Aa1/AA+/NR	$1,242,134
2,850,000	5.000%, 06/15/27	Aa1/AA+/NR	3,190,860
2,000,000	4.500%, 06/15/29	Aa1/AA+/NR	2,078,320
1,965,000	5.000%, 06/15/30	Aa1/AA+/NR	2,132,929
3,000,000	5.000%, 06/15/33	Aa1/AA+/NR	3,214,530
500,000	5.000%, 06/15/34	Aa1/AA+/NR	533,895
	Columbia County, Oregon School
	District #502
2,070,000	zero coupon, 06/01/15 NPFG/ FGIC
	Insured	Aa3/NR/NR	2,013,924
	Columbia & Washington Counties,
	Oregon School District #47J
	(Vernonia)
3,430,000	5.00%, 06/15/27	NR/AA+/NR	3,762,641
	Deschutes County, Oregon School
	District #6 (Sisters)
1,735,000	5.250%, 06/15/19 AGMC Insured	A2/AA+/NR	2,012,930
1,030,000	5.250%, 06/15/21 AGMC Insured	A2/AA+/NR	1,205,996
	Deschutes and Jefferson Counties,
	Oregon School District #02J
	(Redmond)
1,000,000	5.000%, 06/15/21 NPFG/ FGIC
	Insured	Aa1/NR/NR	1,024,120
1,025,000	zero coupon, 06/15/23	Aa1/NR/NR	734,177
5,000,000	6.000%, 06/15/31 (pre-refunded)	Aa1/NR/NR	6,065,400
	Hood River County, Oregon School
	District Refunding
365,000	3.000%, 06/15/14	NR/AA+/NR	371,625
385,000	3.000%, 06/15/15	NR/AA+/NR	399,203
250,000	4.000%, 06/15/16	NR/AA+/NR	268,955
	Jackson County, Oregon School
	District #9 (Eagle Point)
2,080,000	5.500%, 06/15/15 NPFG Insured	Aa1/NR/NR	2,242,510
1,445,000	5.500%, 06/15/16 NPFG Insured	Aa1/NR/NR	1,607,924

4 | Aquila Tax-Free Trust of Oregon

AQUILA TAX-FREE TRUST OF OREGON
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2013 (unaudited)

		Rating
Principal		Moody’s/S&P
Amount	General Obligation Bonds (continued)	and Fitch	Value

	School District (continued)
	Jackson County, Oregon School
	District #549C (Medford)
$1,000,000	4.625%, 06/15/27	Aa1/AA+/NR	$1,054,080
2,000,000	4.750%, 12/15/29 AGMC Insured	Aa1/AA+/NR	2,098,360
1,000,000	5.000%, 06/15/33	Aa1/AA+/NR	1,053,350
	Jefferson County, Oregon School
	District #509J
1,400,000	5.000%, 06/15/25	Aa1/NR/NR	1,607,396
	Klamath County Oregon School District
1,250,000	5.000%, 06/15/24	NR/AA+/NR	1,447,600
	Lane County, Oregon School District
	#4J (Eugene) Refunding
1,000,000	5.000%, 07/01/15	Aa1/NR/NR	1,080,430
1,130,000	4.000%, 06/15/23	Aa1/NR/NR	1,224,118
2,455,000	4.000%, 06/15/25	Aa1/NR/NR	2,601,122
	Lane County, Oregon School District
	#19 (Springfield)
3,425,000	zero coupon, 06/15/29 AGMC
	Insured	Aa1/NR/NR	1,683,730
	Lincoln County, Oregon School District
2,370,000	4.000%, 06/15/24 Series A	Aa1/NR/NR	2,531,776
	Marion and Clackamas Counties,
	Oregon School District #4J
	(Silver Falls)
1,260,000	5.000%, 06/15/24	Aa1/NR/NR	1,464,914
	Morrow County, Oregon School
	District #1
1,710,000	5.250%, 06/15/19 AGMC Insured	A2/AA+/NR	1,983,925
	Multnomah County, Oregon School
	District #7 (Reynolds) Refunding
1,165,000	5.000%, 06/01/29	Aa3/NR/NR	1,265,807
	Multnomah County, Oregon School
	District #40 (David Douglas)
1,500,000	5.000%, 06/15/23 Series A	NR/AA+/NR	1,741,875
1,420,000	4.000%, 06/15/23 Series A	NR/AA+/NR	1,534,764

5 | Aquila Tax-Free Trust of Oregon

AQUILA TAX-FREE TRUST OF OREGON
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2013 (unaudited)

		Rating
Principal		Moody’s/S&P
Amount	General Obligation Bonds (continued)	and Fitch	Value

	School District (continued)
	Multnomah and Clackamas Counties,
	Oregon School District #10
	(Gresham-Barlow)
$4,275,000	5.250%, 06/15/19 AGMC Insured	Aa1/AA+/NR	$5,034,967
	Multnomah and Clackamas Counties,
	Oregon School District #28JT
	(Centennial)
2,680,000	5.250%, 12/15/18 AGMC Insured	Aa1/NR/NR	3,148,598
	Polk, Marion & Benton Counties, Oregon
	School District #13J (Central)
1,520,000	5.000%, 06/15/21 AGMC Insured
	(pre-refunded)	A2/AA+/NR	1,743,866
	Salem-Keizer, Oregon School District #24J
1,000,000	5.000%, 06/15/19 AGMC Insured
	(pre-refunded)	Aa1/AA+/NR	1,033,410
	Wasco County, Oregon School District
	#12 (The Dalles)
1,400,000	5.500%, 06/15/17 AGMC Insured	A2/AA-/NR	1,598,618
1,790,000	5.500%, 06/15/20 AGMC Insured	A2/AA-/NR	2,120,524
	Washington County, Oregon School
	District #48J (Beaverton)
2,275,000	4.000%, 06/15/23 Series B	Aa1/AA+/NR	2,467,943
4,000,000	4.000%, 06/15/25	Aa1/AA+/NR	5,278,150
1,280,000	5.000%, 06/01/31 AGC Insured	Aa3/AA-/NR	1,366,246
1,000,000	5.125%, 06/01/36 AGC Insured	Aa3/AA-/NR	1,067,920
	Washington Multnomah & Yamhill
	Counties, Oregon School District #1J
	(Hillsboro)
1,535,000	4.000%, 06/15/25	Aa1/NR/NR	1,638,382
	YamhillCounty, Oregon School District
	#40 (McMinnville)
1,205,000	5.000%, 06/15/19 AGMC Insured
	(pre-refunded)	Aa1/NR/NR	1,382,472
1,375,000	5.000%, 06/15/22 AGMC Insured
	(pre-refunded)	Aa1/NR/NR	1,577,510
	Total School District		123,022,295

6 | Aquila Tax-Free Trust of Oregon

AQUILA TAX-FREE TRUST OF OREGON
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2013 (unaudited)

		Rating
Principal		Moody’s/S&P
Amount	General Obligation Bonds (continued)	and Fitch	Value

	Special District (2.3%)
	Bend, Oregon Metropolitan Park &
	Recreational District
$1,430,000	4.000%, 06/01/27	Aa3/NR/NR	$1,444,800
	Metro, Oregon
1,100,000	5.000%, 06/01/18	Aaa/AAA/NR	1,242,087
5,140,000	4.000%, 06/01/26 Series A	Aaa/AAA/NR	5,436,784
	Tualatin Hills, Oregon Park &
	Recreational District
1,000,000	4.250%, 06/01/24	Aa1/AA/NR	1,114,170
	Tualatin Valley, Oregon Fire & Rescue
	Rural Fire Protection District
1,235,000	4.000%, 06/01/26	Aaa/NR/NR	1,303,333
1,170,000	4.000%, 06/01/27	Aaa/NR/NR	1,223,387
	Total Special District		11,764,561

	State (8.5%)
	Oregon State Alternative Energy Project
1,255,000	4.750%, 04/01/29 Series B	Aa1/AA+/AA+	1,324,439
500,000	6.000%, 10/01/29 Series B	Aa1/AA+/AA+	571,585
	Oregon State Department of
	Administrative Services
3,270,000	5.000%, 11/01/27 Series C	Aa2/AA/AA	3,468,325
2,155,000	5.000%, 11/01/28 Series C	Aa2/AA/AA	2,276,133
5,000,000	5.125%, 05/01/33	Aa2/AA/AA	5,291,400
	Oregon State Department of
	Administrative Services
2,000,000	5.000%, 11/01/20 NPFG/ FGIC Insured
	(pre-refunded)	Aa2/AA/AA	2,191,480
2,660,000	5.000%, 11/01/23 NPFG FGIC/ Insured
	(pre-refunded)	Aa2/AA/AA	3,011,998
2,945,000	5.000%, 11/01/24 NPFG/ FGIC Insured
	(pre-refunded)	Aa2/AA/AA	3,334,712
1,475,000	5.000%, 11/01/26 NPFG/ FGIC Insured
	(pre-refunded)	Aa2/AA/AA	1,670,187
3,880,000	5.000%, 11/01/27 NPFG/ FGIC Insured
	(pre-refunded)	Aa2/AA/AA	4,393,440

7 | Aquila Tax-Free Trust of Oregon

AQUILA TAX-FREE TRUST OF OREGON
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2013 (unaudited)

		Rating
		Rating
Principal		Moody’s/S&P
Amount	General Obligation Bonds (continued)	and Fitch	Value

	State (continued)
	Oregon State Department of
	Administrative Services, Oregon
	Opportunity Refunding
$6,210,000	5.000%, 12/01/19	Aa1/AA+/AA+	$7,363,818
	Oregon State Refunding
3,000,000	5.000%, 05/01/23 Series L	Aa1/AA+/AA+	3,483,300
1,125,000	5.000%, 05/01/24 Series L	Aa1/AA+/AA+	1,295,392
	Oregon State Refunding Various Projects
2,125,000	4.000%, 05/01/25 Series O	Aa1/AA+/AA+	2,256,197
	Oregon State Various Projects
1,470,000	4.000%, 11/01/26 Series M	Aa1/AA+/AA+	1,539,222
	Total State		43,471,628

	Water & Sewer (0.9%)
	Gearheart, Oregon
1,060,000	4.500%, 03/01/26 AGMC Insured	A2/NR/NR	1,137,952
	Pacific City, Oregon Joint Water -
	Sanitary Authority
1,830,000	4.800%, 07/01/27	NR/NR/NR*	1,847,348
	Rockwood, Oregon Water Peoples
	Utility District Water Revenue
	Refunding
1,270,000	4.250%, 08/15/26	A1/NR/NR	1,377,683
	Total Water & Sewer		4,362,983
	Total General Obligation Bonds		250,040,317

	Revenue Bonds (49.2%)

	City & County (5.1%)
	Local Oregon Capital Assets Program
	COP Cottage Grove
2,375,000	5.000%, 06/15/25 2013A	Baa2/NR/NR	2,471,283
	Newport, Oregon Urban Renewal
	Obligations, Refunding
565,000	4.500%, 06/15/22 Series B	NR/A+/NR	612,144
	Portland, Oregon
2,975,000	zero coupon, 06/01/15	Aa1/NR/NR	2,920,796
	Portland, Oregon Revenue Refunding
	Limited Tax, Oregon Convention
	Center
2,825,000	5.000%, 06/01/24	Aa1/NR/NR	3,250,756
4,265,000	5.000%, 06/01/27	Aa1/NR/NR	4,746,007

8 | Aquila Tax-Free Trust of Oregon

AQUILA TAX-FREE TRUST OF OREGON
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2013 (unaudited)

		Rating
Principal		Moody’s/S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	City & County (continued)
	Portland, Oregon Revenue Refunding
	Limited Tax
$1,000,000	4.000%, 04/01/22 Series A	Aa1/NR/NR	$1,075,500
	Portland, Oregon River District Urban
	Renewal and Redevelopment
1,600,000	5.000%, 06/15/22 Series B	A1/NR/NR	1,821,040
1,830,000	5.000%, 06/15/23 Series B	A1/NR/NR	2,042,994
	Portland, Oregon Urban Renewal and
	Redevelopment, Refunding, North
	Macadam
1,000,000	4.000%, 06/15/25 Series B	A1/NR/NR	999,030
	Portland, Oregon Urban Renewal Tax
	Allocation (Interstate Corridor)
1,890,000	5.250%, 06/15/20 NPFG/ FGIC
	Insured	A1/NR/NR	1,957,019
1,810,000	5.250%, 06/15/21 NPFG/ FGIC
	Insured	A1/NR/NR	1,865,965
2,030,000	5.000%, 06/15/23 NPFG/ FGIC
	Insured	A1/NR/NR	2,080,405
	Total City & County		25,842,939

	Electric (2.2%)
	Emerald Peoples Utility District, Oregon
1,455,000	5.250%, 11/01/22 AGMC Insured	A1/NR/NR	1,460,733
	Eugene, Oregon Electric Utility
5,635,000	5.000%, 08/01/30	Aa3/AA-/AA-	5,932,922
	Eugene, Oregon Electric Utility
	Refunding System
2,000,000	5.000%, 08/01/27 Series A	Aa3/AA-/AA-	2,215,320
	Northern Wasco County, Oregon
	Peoples Utility District, McNary
	Dam Fishway Hydroelectric Project,
	Refunding
1,585,000	5.000%, 12/01/21 Series A	NR/AA-/NR	1,841,532
	Total Electric		11,450,507

9 | Aquila Tax-Free Trust of Oregon

AQUILA TAX-FREE TRUST OF OREGON
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2013 (unaudited)

		Rating
Principal		Moody’s/S&P
Amount	Revenue Bonds (continued)	and Fitch	Value
	Higher Education (6.9%)
	Forest Grove, Oregon Campus
	Improvement (Pacific University
	Project)
$1,500,000	6.000%, 05/01/30	NR/BBB/NR	$1,510,830
	Forest Grove, Oregon (Pacific University)
4,000,000	5.000%, 05/01/22 Radian Insured	NR/BBB/NR	4,078,880
	Forest Grove, Oregon Student Housing
	(Oak Tree Foundation)
5,750,000	5.500%, 03/01/37	NR/NR/NR*	5,383,725
	Oregon State Facilities Authority
	(Lewis & Clark College Project)
1,000,000	5.250%, 10/01/24 Series A	A3/A-/NR	1,121,120
3,000,000	5.000%, 10/01/27 Series A	A3/A-/NR	3,178,260
	Oregon State Facilities Authority
	(Linfield College Project)
2,830,000	5.000%, 10/01/20 Series A 2005	Baa1/NR/NR	2,910,542
2,115,000	5.000%, 10/01/25 Series A 2005	Baa1/NR/NR	2,145,435
1,220,000	5.000%, 10/01/31 Series A 2010	Baa1/NR/NR	1,232,188
	Oregon State Facilities Authority
	Revenue Refunding (Reed College
	Project)
1,500,000	5.000%, 07/01/29 Series A	Aa2/AA-/NR	1,617,225
	Oregon State Facilities Authority
	(University of Portland)
3,000,000	5.000%, 04/01/32	NR/BBB+/NR	2,925,780
	Oregon State Facilities Authority
	(Willamette University)
1,000,000	4.000%, 10/01/24	NR/A/NR	1,015,440
2,500,000	5.000%, 10/01/32	NR/A/NR	2,571,000
	Portland, Oregon Economic
	Development (Broadway Project)
5,000,000	6.500%, 04/01/35	A1/A+/NR	5,587,950
	Total Higher Education		35,278,375

10 | Aquila Tax-Free Trust of Oregon

AQUILA TAX-FREE TRUST OF OREGON
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2013 (unaudited)

		Rating
Principal		Moody’s/S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Hospital (11.6%)
	Deschutes County, Oregon Hospital
	Facilities Authority (Cascade Health)
$3,500,000	8.000%, 01/01/28	A2/NR/NR	$4,252,115
3,250,000	5.375%, 01/01/35 AMBAC Insured	A2/NR/NR	3,400,670
	Medford, Oregon Hospital Facilities
	Authority Revenue Refunding,
	Asante Health Systems
9,000,000	5.500%, 08/15/28 AGMC Insured	NR/AA-/NR	9,663,390
	Multnomah County, Oregon Hospital
	Facilities Authority (Adventist
	Health/West)
500,000	5.000%, 09/01/21	NR/A/A	552,930
	Multnomah County, Oregon Hospital
	Facilities Authority (Providence
	Health System)
1,390,000	5.250%, 10/01/22 (pre-refunded)	Aa2/AA/AA	1,460,125
	Oregon Health Sciences University
11,550,000	zero coupon, 07/01/21 NPFG
	Insured	A1/A+/A+	8,984,052
2,000,000	5.000%, 07/01/23 Series A	A1/A+/A+	2,274,240
4,500,000	5.750%, 07/01/39 Series A	A1/A+/A+	4,805,055
	Oregon State Facilities Authority Revenue
	Refunding, Legacy Health Systems
2,000,000	4.250%, 03/15/17	A2/A+/NR	2,170,180
3,000,000	4.500%, 03/15/18	A2/A+/NR	3,301,650
1,000,000	4.750%, 03/15/24	A2/A+/NR	1,056,220
1,000,000	5.000%, 03/15/30	A2/A+/NR	1,023,760
	Oregon State Facilities Authority
	Revenue Refunding, Samaritan
	Health Services
1,500,000	4.375%, 10/01/20	NR/A-/NR	1,612,590
2,000,000	4.500%, 10/01/21	NR/A-/NR	2,130,800
1,520,000	5.000%, 10/01/23	NR/A-/NR	1,649,565
1,795,000	4.875%, 10/01/25	NR/A-/NR	1,857,879
2,000,000	5.000%, 10/01/30	NR/A-/NR	2,074,000

11 | Aquila Tax-Free Trust of Oregon

AQUILA TAX-FREE TRUST OF OREGON
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2013 (unaudited)

		Rating
Principal		Moody’s/S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Hospital (continued)
	Salem, Oregon Hospital Facility
	Authority (Salem Hospital)
$2,000,000	5.750%, 08/15/23	NR/A/A	$2,181,900
1,075,000	5.000%, 08/15/27 Series A	NR/A/A	1,106,433
	State of Oregon Health Housing
	Educational and Cultural Facilities
	Authority (Peacehealth)
1,835,000	5.250%, 11/15/17 AMBAC Insured	NR/A+/AA-	1,840,652
1,430,000	5.000%, 11/15/32 AMBAC Insured	NR/A+/AA-	1,430,929
	Total Hospital		58,829,135

	Housing (1.1%)
	Clackamas County, Oregon Housing
	Authority Multifamily Housing
	Revenue (Easton Ridge Apartments
	Project)
1,310,000	4.000%, 09/01/27 Series A	Aa3/NR/NR	1,279,870
	Portland, Oregon Urban Renewal and
	Redevelopment, Interstate Corridor
1,390,000	5.000%, 06/15/27 Series B	A2/NR/NR	1,442,042
	State of Oregon Housing and
	Community Services
1,620,000	4.650%, 07/01/25	Aa2/NR/NR	1,647,329
1,170,000	5.350%, 07/01/30	Aa2/NR/NR	1,206,586
	Total Housing		5,575,827

	Lottery (3.7%)
	Oregon State Department of
	Administration Services (Lottery
	Revenue)
2,700,000	5.000%, 04/01/19 AGMC Insured
	(pre-refunded)	Aa2/AAA/AA-	2,764,692
1,500,000	5.000%, 04/01/25 Series B	Aa2/AAA/NR	1,716,225
7,300,000	5.250%, 04/01/26	Aa2/AAA/NR	8,379,232
3,000,000	5.000%, 04/01/27 AGMC Insured	Aa2/AAA/AA-	3,263,100
2,500,000	5.000%, 04/01/29	Aa2/AAA/NR	2,754,200
	Total Lottery		18,877,449

12 | Aquila Tax-Free Trust of Oregon

AQUILA TAX-FREE TRUST OF OREGON
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2013 (unaudited)

		Rating
Principal		Moody’s/S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Transportation (4.9%)
	Jackson County, Oregon Airport Revenue
$750,000	5.250%, 12/01/32 Syncora Guarantee,
	Inc. Insured	Baa1/NR/NR	$770,797
	Oregon State Department Transportation
	Highway Usertax
1,200,000	5.000%, 11/15/22 Series A
	(pre-refunded)	Aa1/AAA/AA+	1,263,936
1,260,000	5.000%, 11/15/23 Series A
	(pre-refunded)	Aa1/AAA/AA+	1,327,133
1,000,000	5.000%, 11/15/29 Series A
	(pre-refunded)	Aa1/AAA/AA+	1,053,280
	Oregon State Department Transportation
	Highway Usertax, Senior Lien
1,865,000	5.000%, 11/15/23 Series A	Aa1/AAA/AA+	2,093,313
2,000,000	4.625%, 11/15/25 Series A	Aa1/AAA/AA+	2,176,500
3,540,000	4.625%, 11/15/26 Series A	Aa1/AAA/AA+	3,749,922
2,155,000	5.000%, 11/15/28 Series A	Aa1/AAA/AA+	2,318,866
	Tri-County Metropolitan Transportation
	District, Oregon
1,010,000	5.000%, 09/01/24	Aa1/AAA/NR	1,179,801
	Tri-County Metropolitan Transportation
	District, Oregon Capital Grant Receipt
1,685,000	5.000%, 10/01/24 Series A	A2/A/NR	1,897,445
3,480,000	5.000%, 10/01/26 Series A	A2/A/NR	3,818,360
3,000,000	5.000%, 10/01/27 Series A	A2/A/NR	3,263,430
	Total Transportation		24,912,783

	Water and Sewer (13.7%)
	Ashland, Oregon Refunding
1,025,000	4.000%, 05/01/17 AGMC Insured	NR/AA-/NR	1,127,480
	Grants Pass, Oregon
1,000,000	4.000%, 12/01/23	NR/AA-/NR	1,084,560
	Klamath Falls, Oregon Water
1,575,000	5.500%, 07/01/16 AGMC Insured	A2/AA-/NR	1,671,201
	Lane County, Oregon Metropolitan
	Wastewater
2,500,000	5.250%, 11/01/28	Aa2/AA/NR	2,671,850
	Madras, Oregon
725,000	4.500%, 02/15/27	Baa1/NR/NR	724,964

13 | Aquila Tax-Free Trust of Oregon

AQUILA TAX-FREE TRUST OF OREGON
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2013 (unaudited)

		Rating
Principal		Moody’s/S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Water and Sewer (continued)
	Portland, Oregon Sewer System,
	Second Lien
$3,005,000	5.000%, 03/01/28 Series A	Aa3/AA/NR	$3,316,198
	Portland Oregon Sewer System Revenue
	Refunding Second Lien
5,000,000	5.000%, 06/15/33 Series B	Aa3/AA-/NR	5,255,750
	Portland, Oregon Sewer System
2,760,000	5.250%, 06/01/17 AGMC Insured	Aa3/AA/NR	2,767,452
4,595,000	5.000%, 06/01/17 AGMC Insured	Aa2/AA/NR	4,900,935
3,470,000	5.000%, 06/01/21 AGMC Insured	Aa3/AA/NR	3,478,918
4,410,000	5.000%, 06/15/25 NPFG Insured	Aa3/AA/NR	4,724,609
4,630,000	5.000%, 06/15/26 NPFG Insured	Aa3/AA/NR	4,932,709
1,610,000	5.000%, 06/15/27 NPFG Insured	Aa3/AA/NR	1,711,366
	Portland, Oregon Water System
	Revenue Refunding
1,275,000	4.000%, 05/01/25 Series A	Aaa/NR/NR	1,349,792
	Prineville, Oregon Refunding
1,255,000	4.400%, 06/01/29 AGMC Insured	NR/AA-/NR	1,306,279
	Salem, Oregon Water & Sewer
1,000,000	5.375%, 06/01/15 AGMC Insured
	ETM	Aa3/AA-/NR	1,082,800
	Seaside, Oregon Wastewater System
1,000,000	4.250%, 07/01/26	A3/NR/NR	1,025,170
	Sunrise Water Authority, Oregon
2,630,000	5.000%, 03/01/19 AGMC Insured	A2/AA-/NR	2,662,191
1,350,000	5.250%, 03/01/24 AGMC Insured	A2/AA-/NR	1,363,649
1,000,000	5.000%, 09/01/25 Syncora Guarantee,
	Inc	NR/NR/NR*	1,017,080
	Tigard, Oregon Water System Revenue
	Refunding
2,025,000	4.000%, 08/01/21	A1/AA-/NR	2,199,150
2,565,000	5.000%, 08/01/24	A1/AA-/NR	2,928,101
	Washington County, Oregon Clean
	Water Services
2,235,000	5.250%, 10/01/15 NPFG Insured	Aa2/AA/NR	2,448,241
4,000,000	5.000%, 10/01/28	Aa2/AA/NR	4,367,080

14 | Aquila Tax-Free Trust of Oregon

AQUILA TAX-FREE TRUST OF OREGON
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2013 (unaudited)

			Rating
Principal			Moody’s/S&P
Amount		Revenue Bonds (continued)	and Fitch	Value

		Water and Sewer (continued)
		Washington County, Oregon Clean
		Water Services Sewer Revenue
		Senior Lien
$1,010,000		4.000%, 10/01/22 Series B	Aa2/AA/NR	$1,098,537
1,500,000		4.000%, 10/01/23 Series B	Aa2/AA/NR	1,612,545
2,850,000		4.000%, 10/01/26 Series B	Aa2/AA/NR	2,962,746
2,745,000		4.000%, 10/01/28 Series B	Aa2/AA/NR	2,801,547
		Woodburn, Oregon Wastewater
		Revenue Refunding
1,090,000		5.000%, 03/01/21 Series A	A2/NR/NR	1,220,800
		Total Water and Sewer		69,813,700

		Total Revenue Bonds		250,580,715

		Total Investments (cost $481,451,899-
		note 4)	98.3%	500,621,032
		Other assets less liabilities	1.7	8,822,124
		Net Assets	100.0%	$509,443,156

	*	Any security not rated (“NR”) by any of the Nationally Recognized Statistical Rating Organizations (“NRSRO” or “Credit Rating Agency”) has been determined by the Investment Sub-Adviser to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a NRSRO.

15 | Aquila Tax-Free Trust of Oregon

AQUILA TAX-FREE TRUST OF OREGON
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2013 (unaudited)

Percent of
Portfolio Distribution by Quality Rating	Portfolio†
Aaa of Moody’s or AAA of S&P	8.1%
Pre-refunded bonds †† / Escrowed to Maturity bonds	8.5
Aa of Moody’s, AA of S&P or Fitch	60.2
A of Moody’s, S&P or Fitch	17.7
Baa of Moody’s or BBB of S&P	3.7
Not rated*	1.8
100.0%

†	Where applicable, calculated using the highest rating of the three NRSROs.

††	Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date.

PORTFOLIO ABBREVIATIONS:
AGC Assured Guaranty Insurance
AGMC Assured Guaranty Municipal Corp.
AMBAC American Municipal Bond Assurance Corporation
COP Certificates of Participation
ETM Escrowed to Maturity
FGIC Financial Guaranty Insurance Co.
NPFG National Public Finance Guarantee
NR Not Rated

See accompanying notes to financial statements.

16 | Aquila Tax-Free Trust of Oregon

AQUILA TAX-FREE TRUST OF OREGON
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2013 (unaudited) 2012

ASSETS
Investments at value (cost $481,451,899)	$500,621,032
Cash	2,205,931
Interest receivable	7,074,489
Receivable for Trust shares sold	445,870
Other assets	11,534
Total assets	510,358,856
LIABILITIES
Dividends payable	375,494
Payable for Trust shares redeemed	291,574
Management fees payable	164,612
Distribution and service fees payable	12,412
Accrued expenses	71,608
Total liabilities	915,700
NET ASSETS	$509,443,156

Net Assets consist of:
Capital Stock - Authorized an unlimited number of shares, par
value $0.01 per share	$466,444
Additional paid-in capital	490,341,097
Net unrealized appreciation on investments (note 4)	19,169,133
Undistributed net investment income	256,182
Accumulated net realized loss on investments	(789,700)
	$509,443,156

CLASS A
Net Assets	$393,226,901
Capital shares outstanding	35,997,255
Net asset value and redemption price per share	$10.92
Maximum offering price per share (100/96 of $10.92)	$11.38

CLASS C
Net Assets	$31,718,774
Capital shares outstanding	2,906,287
Net asset value and offering price per share	$10.91
Redemption price per share (* a charge of 1% is imposed on the redemption proceeds, or on the original price, whichever is
lower, if redeemed during the first 12 months after purchase)	$10.91	*

CLASS Y
Net Assets	$84,497,481
Capital shares outstanding	7,740,854
Net asset value, offering and redemption price per share	$10.92

See accompanying notes to financial statements.

17 | Aquila Tax-Free Trust of Oregon

AQUILA TAX-FREE TRUST OF OREGON
STATEMENT OF OPERATIONS
SIX MONTHS ENDED SEPTEMBER 30, 2013 (unaudited)

Investment Income:

Interest income		$10,279,804

Expenses:

Management fees (note 3)	$1,067,448
Distribution and service fees (note 3)	487,200
Trustees’ fees and expenses (note 7)	128,697
Transfer and shareholder servicing agent fees	126,854
Legal fees	93,922
Shareholders’ reports and proxy statements	31,280
Custodian fees (note 6)	19,694
Registration fees and dues	17,983
Insurance	13,473
Auditing and tax fees	11,431
Chief compliance officer services (note 3)	2,771
Miscellaneous	27,210
Total expenses	2,027,963

Management fees waived (note 3)	(13,262)
Expenses paid indirectly (note 6)	(28)
Net expenses		2,014,673
Net investment income		8,265,131

Realized and Unrealized Gain (Loss) on Investments:

Net realized gain (loss) from securities
transactions	(871,325)
Change in unrealized appreciation on
investments	(21,131,860)

Net realized and unrealized gain (loss) on
investments		(22,003,185)
Net change in net assets resulting from
operations		$(13,738,054)

See accompanying notes to financial statements.

18 | Aquila Tax-Free Trust of Oregon

AQUILA TAX-FREE TRUST OF OREGON
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2013	Six Months Ended	Year Ended
	(unaudited)	March 31, 2013†	September 30, 2012
OPERATIONS:
Net investment income	$8,265,131	$8,321,790	$16,522,680
Net realized gain (loss) from
securities transactions	(871,325)	82,033	2,522,836
Change in unrealized appreciation
on investments	(21,131,860)	(5,674,924)	16,001,761
Change in net assets resulting
from operations	(13,738,054)	2,728,899	35,047,277

DISTRIBUTIONS TO SHAREHOLDERS (note 10):
Class A Shares:
Net investment income	(6,423,273)	(6,503,519)	(13,021,908)
Net realized gain on
investments	–	(1,699,647)	–

Class C Shares:
Net investment income	(406,737)	(431,433)	(778,958)
Net realized gain on
investments	–	(156,809)	–

Class Y Shares:
Net investment income	(1,421,816)	(1,374,077)	(2,679,809)
Net realized gain on
investments	–	(336,740)	–
Change in net assets from
distributions	(8,251,826)	(10,502,225)	(16,480,675)

CAPITAL SHARE TRANSACTIONS (note 8):
Proceeds from shares sold	33,521,615	44,481,773	84,694,490
Reinvested dividends and
distributions	5,694,280	7,473,829	10,296,809
Cost of shares redeemed	(60,737,365)	(31,722,298)	(52,022,893)
Change in net assets from
capital share transactions	(21,521,470)	20,233,304	42,968,406

Change in net assets	(43,511,350)	12,459,978	61,535,008

NET ASSETS:
Beginning of period	552,954,506	540,494,528	478,959,520
End of period*	$509,443,156	$552,954,506	$540,494,528
* Includes undistributed net
investment income of:	$256,182	$242,877	$230,091

†	Effective December 1, 2012, the Trust changed its fiscal year end from September 30 to March 31.The information presented is for the period October 1, 2012 to March 31, 2013.

See accompanying notes to financial statements.

19 | Aquila Tax-Free Trust of Oregon

AQUILA TAX-FREE TRUST OF OREGON
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2013 (unaudited)

1. Organization

     Aquila Tax-Free Trust of Oregon (the “Trust”) (from inception until the close of business on October 11, 2013, the Trust operated under the name Tax-Free Trust of Oregon) is the sole portfolio of The Cascades Trust. The Cascades Trust (the “Business Trust”) is an open-end investment company, which was organized on October 17, 1985, as a Massachusetts business trust and is authorized to issue an unlimited number of shares. Class A Shares are sold at net asset value plus a sales charge of varying size (depending upon a variety of factors) paid at the time of purchase and bear a distribution fee. Class C Shares are sold at net asset value with no sales charge payable at the time of purchase but with a level charge for service and distribution fees for six years thereafter. Class C Shares automatically convert to Class A Shares after six years. Class Y Shares are sold only through authorized financial institutions acting for investors in a fiduciary, advisory, agency, custodial or similar capacity, and are not offered directly to retail customers. Class Y Shares are sold at net asset value with no sales charge, no redemption fee, no contingent deferred sales charge (“CDSC”) and no distribution fee. Class I Shares are offered and sold only through financial intermediaries and are not offered directly to retail customers. Class I Shares are sold at net asset value with no sales charge and no redemption fee or CDSC, although a financial intermediary may charge a fee for effecting a purchase or other transaction on behalf of its customers. Class I Shares carry a distribution and a service fee. As of the report date, there were no Class I Shares outstanding. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class. On December 1, 2012, the Board of Trustees approved a change in the Trust’s fiscal and tax year end from September to March.

2. Significant Accounting Policies

     The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a)
Portfolio valuation: Municipal securities which have remaining maturities of more than 60 days are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued by the pricing service at the mean of bid and asked quotations. If a market quotation or a valuation from the pricing service is not readily available, the security is valued at fair value determined in good faith under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are generally valued at amortized cost if their term to maturity at purchase is 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeds 60 days.

20 | Aquila Tax-Free Trust of Oregon

AQUILA TAX-FREE TRUST OF OREGON
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2013 (unaudited)

b)
Fair value measurements: The Trust follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Trust’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Trust’s investments, used to value the Trust’s net assets as of September 30, 2013:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$–
Level 2 – Other Significant Observable
Inputs –Municipal Bonds*	500,621,032
Level 3 – Significant Unobservable Inputs	–
Total	$500,621,032

*See schedule of investments for a detailed listing of securities.

c)
Subsequent events: In preparing these financial statements, the Trust has evaluated events and transactions for potential recognition or disclosure through the date these financial statements were issued.

d)
Securities transactions and related investment income: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue and market discount.

e)
Federal income taxes: It is the policy of the Trust to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Trust intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

21 | Aquila Tax-Free Trust of Oregon

AQUILA TAX-FREE TRUST OF OREGON
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2013 (unaudited)

Management has reviewed the tax positions for each of the open tax years (2010-2012) or expected to be taken in the Trust’s 2013 tax returns and has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements.

f)
Multiple class allocations: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are also charged directly to such class on a daily basis.

g)
Use of estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

h)
Reclassification of capital accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. On March 31, 2013, the Trust increased undistributed net investment income by $25 and decreased paid-in capital by $25 due primarily to differing book/tax treatment of distributions and bond amortization. These reclassifications had no effect on net assets or net asset value per share.

3. Fees and Related Party Transactions

a) Management Arrangements:

     Aquila Investment Management LLC (the “Manager”), a wholly-owned subsidiary of Aquila Management Corporation, the Trust’s founder and sponsor, serves as the Manager for the Trust under an Advisory and Administration Agreement with the Trust. The portfolio management of the Trust has been delegated to a Sub-Adviser as described below. Under the Advisory and Administrative Agreement, the Manager provides all administrative services to the Trust, other than those relating to the day-today portfolio management. The Manager’s services include providing the office of the Trust and all related services as well as overseeing the activities of the Sub-Adviser and managing relationships with all the various support organizations to the Trust such as the shareholder servicing agent, custodian, legal counsel, auditors and distributor and additionally maintaining the Trust’s accounting books and records. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.40 of 1% of net assets of the Trust. The Manager determined to contractually waive its fees to the extent necessary in order to pass savings through to the shareholders recognized under the Sub-Advisory Agreement (as described below) such that its fees are as follows: the annual rate shall be equivalent to 0.40 of 1% of net assets of the Trust up to $400 million; 0.38 of 1% of the Trust’s net assets above that amount to $1 billion and 0.36 of 1% of the Trust’s net assets above $1 billion. For the six months ended September 30, 2013, the Trust incurred management fees of $1,067,448, of which $13,262 was waived.

22 | Aquila Tax-Free Trust of Oregon

AQUILA TAX-FREE TRUST OF OREGON
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2013 (unaudited)

     Kirkpatrick Pettis Capital Management (the “Sub-Adviser”) serves as the Investment Sub-Adviser for the Trust under a Sub-Advisory Agreement between the Manager and the Sub-Adviser. Under this agreement, the Sub-Adviser continuously provides, subject to oversight of the Manager and the Board of Trustees of the Trust, the investment program of the Trust and the composition of its portfolio, arranges for the purchases and sales of portfolio securities, and provides for daily pricing of the Trust’s portfolio. For its services, the Sub-Adviser is entitled to receive a fee from the Manager which is payable monthly and computed as of the close of business each day at the annual rate of 0.18 of 1% of net assets of the Trust up to $400 million; 0.16 of 1% of net assets above $400 million up to $1 billion; and 0.14 of 1% of net assets above $1 billlion.

     Under a Compliance Agreement with the Manager, the Manager is compensated by the Trust for Chief Compliance Officer related services provided to enable the Trust to comply with Rule 38a-1 of the Investment Company Act of 1940.

     Specific details as to the nature and extent of the services provided by the Manager and the Sub-Adviser are more fully defined in the Trust’s Prospectus and Statement of Additional Information.

b) Distribution and Service Fees:

     The Trust has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 (the “Rule”) under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Trust is authorized to make distribution fee payments to broker-dealers or others (“Qualified Recipients”) selected by Aquila Distributors, Inc. (the “Distributor”), including, but not limited to, any principal underwriter of the Trust, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Trust’s shares or servicing of shareholder accounts. The Trust makes payment of this distribution fee at the annual rate of 0.15% of the Trust’s average net assets represented by Class A Shares. For the six months ended September 30, 2013, distribution fees on Class A Shares amounted to $308,324 of which the Distributor retained $11,998.

     Under another part of the Plan, the Trust is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Trust’s Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Trust’s average net assets represented by Class C Shares and for the six months ended September 30, 2013, amounted to $134,157. In addition, under a Shareholder Services Plan, the Trust is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Trust’s average net assets represented by Class C Shares and for the six months ended September 30, 2013, amounted to $44,719. The total of these payments made with respect to Class C Shares amounted to $178,876 of which the Distributor retained $38,041.

23 | Aquila Tax-Free Trust of Oregon

AQUILA TAX-FREE TRUST OF OREGON
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2013 (unaudited)

     Specific details about the Plans are more fully defined in the Trust’s Prospectus and Statement of Additional Information.

     Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Trust’s shares. Through agreements between the Distributor and various brokerage and advisory firms (“intermediaries”), the Trust’s shares are sold primarily through the facilities of these intermediaries having offices within Oregon, with the bulk of any sales commissions inuring to such intermediaries. For the six months ended September 30, 2013, total commissions on sales of Class A Shares amounted to $383,246 of which the Distributor received $67,222.

4. Purchases and Sales of Securities

     During the six months ended September 30, 2013, purchases of securities and proceeds from the sales of securities aggregated $16,688,345 and $36,053,739, respectively.

     At September 30, 2013, the aggregate tax cost for all securities was $481,195,749. At September 30, 2013, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost amounted to $23,767,633 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value amounted to $4,342,350 for a net unrealized appreciation of $19,425,283.

5. Portfolio Orientation

     Since the Trust invests principally and may invest entirely in double tax-free municipal obligations of issuers within Oregon, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Oregon and whatever effects these may have upon Oregon issuers’ ability to meet their obligations. Two such developments, Measure 5, a 1990 amendment to the Oregon Constitution, as well as Measures 47 and 50, limit the taxing and spending authority of certain Oregon governmental entities. These amendments could have an adverse effect on the general financial condition of certain municipal entities that would impair the ability of certain Oregon issuers to pay interest and principal on their obligations.

6. Expenses

     The Trust has negotiated an expense offset arrangement with its custodian, wherein it receives credit toward the reduction of custodian fees and other Trust expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses.

24 | Aquila Tax-Free Trust of Oregon

AQUILA TAX-FREE TRUST OF OREGON
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2013 (unaudited)

7. Trustees’ Fees and Expenses

     At September 30, 2013 there were 7 Trustees, one of whom is affiliated with the Manager and is not paid any fees. The total amount of Trustees’ service fees (for carrying out their responsibilities) and attendance fees paid during the six months ended September 30, 2013 was $109,333. Attendance fees are paid to those in attendance at regularly scheduled quarterly Board Meetings and meetings of the Independent Trustees held prior to each quarterly Board Meeting, as well as additional meetings (such as Audit, Nominating, Shareholder and special meetings). Trustees are reimbursed for their expenses such as travel, accommodations, and meals incurred in connection with attendance at Board Meetings and at the Annual Meeting of Shareholders. For the six months ended September 30, 2013, such meeting-related expenses amounted to $19,364.

25 | Aquila Tax-Free Trust of Oregon

AQUILA TAX-FREE TRUST OF OREGON
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2013 (unaudited)

8. Capital Share Transactions

     Transactions in Capital Shares of the Trust were as follows:

	Six Months Ended	Six Months
	September 30, 2013	Ended	Year Ended
	(unaudited)	March 31, 2013†	September 30, 2012
SHARES
Class A Shares:
Shares sold	1,652,704	2,403,021	4,298,384
Reinvested dividends and
distributions	420,811	517,684	733,155
Shares redeemed	(3,432,956)	(1,916,583)	(2,893,087)
Net change	(1,359,441)	1,004,122	2,138,452
Class C Shares:
Shares sold	196,191	418,499	1,283,173
Reinvested dividends and
distributions	30,045	40,490	49,403
Shares redeemed	(764,885)	(286,525)	(517,711)
Net change	(538,649)	172,464	814,865
Class Y Shares:
Shares sold	1,154,829	1,048,609	1,888,049
Reinvested dividends and
distributions	66,041	92,977	125,029
Shares redeemed	(1,313,764)	(557,959)	(1,186,848)
Net change	(92,894)	583,627	826,230
Total transactions in
Trust shares	(1,990,984)	1,760,213	3,779,547
DOLLARS
Class A Shares:
Proceeds from shares sold	$18,498,641	$27,641,772	$48,821,795
Reinvested dividends and
distributions	4,633,730	5,942,752	8,316,442
Cost of shares redeemed	(37,822,839)	(22,009,651)	(32,761,551)
Net change	(14,690,468)	11,574,873	24,376,686
Class C Shares:
Proceeds from shares sold	2,189,445	4,818,034	14,532,028
Reinvested dividends and
distributions	330,661	464,411	560,212
Cost of shares redeemed	(8,448,689)	(3,287,373)	(5,849,065)
Net change	(5,928,583)	1,995,072	9,243,175
Class Y Shares:
Proceeds from shares sold	12,833,529	12,021,967	21,340,667
Reinvested dividends and
distributions	729,889	1,066,666	1,420,155
Cost of shares redeemed	(14,465,837)	(6,425,274)	(13,412,277)
Net change	(902,419)	6,663,359	9,348,545
Total transactions in
Trust shares	$(21,521,470)	$20,233,304	$42,968,406

†	Effective December 1, 2012, the Trust changed its fiscal year end from September 30 to March 31.The information presented is for the period October 1, 2012 to March 31, 2013.

26 | Aquila Tax-Free Trust of Oregon

AQUILA TAX-FREE TRUST OF OREGON
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2013 (unaudited)

9. Securities Traded on a When-Issued Basis

     The Trust may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Trust with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Trust at the time of entering into the transaction. Beginning on the date the Trust enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the value of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

10. Income Tax Information and Distributions

     The Trust declares dividends daily from net investment income and makes payments monthly. Net realized capital gains, if any, are distributed annually and are taxable. These distributions are paid in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder’s option.

     The Trust intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Oregon income taxes. Due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Trust may not be the same as the Trust’s net investment income, and/ or net realized securities gains. Further, a portion of the dividends may, under some circumstances, be subject to taxes at ordinary income and/or capital gain rates. As a result of the passage of the Regulated Investment Company Act of 2010 (“the Act”), losses incurred in this fiscal year and beyond retain their character as short-term or long-term, have no expiration date and are utilized before capital losses incurred prior to the enactment of the Act.

     As of March 31, 2013, there were no post October capital loss deferrals.

     The tax character of distributions was as follows:

	Six Months
	Ended	Year Ended September 30,
	March 31, 2013	2012	2011
Net tax-exempt income	$8,309,029	$16,425,024	$16,826,664
Ordinary income	–	55,651	–
Capital gain	2,193,196	–	–
	$10,502,225	$16,480,675	$16,826,444

     As of March 31, 2013, the components of distributable earnings on a tax basis were as follows:

Unrealized appreciation	$40,543,870
Undistributed tax-exempt income	248,863
Accumulated net gain on investments	81,625
Other temporary differences	(248,863)
$40,625,495

27 | Aquila Tax-Free Trust of Oregon

AQUILA TAX-FREE TRUST OF OREGON
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2013 (unaudited)

     The difference between book basis and tax basis undistributed income is due to the timing difference in recognizing dividends paid and the tax treatment of discount amortization.

11. Ongoing Development

     Beginning in December 2007, the three major rating agencies (Standard & Poor’s, Moody’s and Fitch) downgraded or eliminated ratings of the municipal bond insurance companies due to loss of capital from investments in subprime mortgages. Only a few insurers are now deemed to be investment grade. Thus, while certain bonds have insurance, some are no longer rated based upon the ratings of their insurers. Furthermore, because the ability of many of the Trust’s insurers to pay claims has been downgraded, the protection of such insurance has been diminished, and there is no assurance that some of them may be relied upon for payment.

28 | Aquila Tax-Free Trust of Oregon

AQUILA TAX-FREE TRUST OF OREGON
FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

					Class A
	Six Months
	Ended		Six Months		Year Ended September 30,
	9/30/13 (unaudited)		Ended 3/31/13†		2012	2011	2010	2009	2008
Net asset value, beginning of period	$11.37		$11.53		$11.12	$11.18	$11.05	$10.11	$10.68
Income (loss) from investment operations:
Net investment income(1)	0.17		0.18		0.37	0.38	0.40	0.42	0.42
Net gain (loss) on securities (both
realized and unrealized)	(0.44)		(0.11)		0.41	(0.06)	0.13	0.94	(0.58)
Total from investment operations	(0.27)		0.07		0.78	0.32	0.53	1.36	(0.16)
Less distributions (note 10):
Dividends from net investment income	(0.18)		(0.18)		(0.37)	(0.38)	(0.40)	(0.42)	(0.41)
Distributions from capital gains	–		(0.05)		–	–	–	–	–
Total distributions	(0.18)		(0.23)		(0.37)	(0.38)	(0.40)	(0.42)	(0.41)
Net asset value, end of period	$10.92		$11.37		$11.53	$11.12	$11.18	$11.05	$10.11
Total return(not reflecting sales charge)	(2.43	)%(2)	0.54	%(2)	7.14%	3.05%	4.95%	13.74%	(1.58)%
Ratios/supplemental data
Net assets, end of period (in millions)	$393		$425		$419	$380	$400	$370	$324
Ratio of expenses to average net assets	0.72	%(3)	0.71	%(3)	0.74%	0.76%	0.72%	0.73%	0.76%
Ratio of net investment income to
average net assets	3.13	%(3)	3.08	%(3)	3.29%	3.55%	3.65%	4.02%	3.89%
Portfolio turnover rate	3	%(2)(2)	3	%(2)	8%	15%	9%	15%	15%

The expense and net investment income ratios without the effect of the contractual waiver of management fees were (note 3):

Ratio of expenses to average net assets	0.73	%(3)	0.72	%(3)	0.75%	0.76%	–	–	–
Ratio of net investment income to
average net assets	3.12	%(3)(3)	3.07	%(3)	3.28%	3.55%	–	–	–

The expense ratios after giving effect to the contractual waiver of management fees and expense offset for uninvested cash balances were:

Ratio of expenses to average net assets	0.72	%(3) (3)	0.71	%(3)	0.74%	0.76%	0.72%	0.73%	0.74%
___________________
(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Not annualized.
(3)	Annualized.
†	Effective December 1, 2012, the Trust changed its fiscal year end from September 30 to March 31. The information presented is for the period October 1, 2012 to March 31, 2013.

Note:	On January 1, 2011, Kirkpatrick Pettis Capital Management became the Trust’s Investment Sub-Adviser, replacing FAF Advisors, Inc.

See accompanying notes to financial statements.

29 | Aquila Tax-Free Trust of Oregon

AQUILA TAX-FREE TRUST OF OREGON
FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

					Class C
	Six Months
	Ended		Six Months		Year Ended September 30,
	9/30/13 (unaudited)		Ended 3/31/13†		2012	2011	2010	2009	2008
Net asset value, beginning of period .	$11.36		$11.52		$11.11	$11.17	$11.04	$10.10	$10.68
Income (loss) from investment operations:
Net investment income(1)	0.13		0.13		0.27	0.29	0.30	0.33	0.33
Net gain (loss) on securities (both
realized and unrealized)	(0.45)		(0.11)		0.42	(0.06)	0.14	0.94	(0.59)
Total from investment operations	(0.32)		0.02		0.69	0.23	0.44	1.27	(0.26)
Less distributions (note 10):
Dividends from net investment income	(0.13)		(0.13)		(0.28)	(0.29)	(0.31)	(0.33)	(0.32)
Distributions from capital gains	–		(0.05)		–	–	–	–	–
Total distributions	(0.13)		(0.18)		(0.28)	(0.29)	(0.31)	(0.33)	(0.32)
Net asset value, end of period	$10.91		$11.36		$11.52	$11.11	$11.17	$11.04	$10.10
Total return(not reflecting CDSC)	(2.85	)%(2)	0.11	%(2)	6.24%	2.18%	4.07%	12.79%	(2.51)%
Ratios/supplemental data
Net assets, end of period (in millions)	$32		$39		$39	$27	$29	$22	$18
Ratio of expenses to average net assets	1.57	%(3)	1.56	%(3)	1.59%	1.61%	1.57%	1.58%	1.61%
Ratio of net investment income to
average net assets	2.28	%(3)	2.23	%(3)	2.42%	2.70%	2.78%	3.15%	3.04%
Portfolio turnover rate	0.0 3	%(2)	3	%(2)	8%	15%	9%	15%	15%

The expense and net investment income ratios without the effect of the contractual waiver of management fees were (note 3):

Ratio of expenses to average net assets	1.58	%(3)	1.57	%(3)	1.59%	1.61%	–	–	–
Ratio of net investment income to
average net assets	2.27	%(3)	2.22	%(3)	2.42%	2.70%	–	–	–

The expense ratios after giving effect to the contractual waiver of management fees and expense offset for uninvested cash balances were:

Ratio of expenses to average net assets	1.57	%(3)	1.56	%(3)	1.59%	1.61%	1.57%	1.58%	1.59%
___________________
(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Not annualized.
(3)	Annualized.
†	Effective December 1, 2012, the Trust changed its fiscal year end from September 30 to March 31. The information presented is for the period October 1, 2012 to March 31, 2013.

Note:	On January 1, 2011, Kirkpatrick Pettis Capital Management became the Trust’s Investment Sub-Adviser, replacing FAF Advisors, Inc.

See accompanying notes to financial statements.

30 | Aquila Tax-Free Trust of Oregon

AQUILA TAX-FREE TRUST OF OREGON
FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

					Class Y
	Six Months
	Ended		Six Months		Year Ended September 30,
	9/30/13 (unaudited)		Ended 3/31/13†		2012	2011	2010	2009	2008
Net asset value, beginning of period .	$11.36		$11.52		$11.11	$11.18	$11.04	$10.10	$10.68
Income (loss) from investment operations:
Net investment income(1)	0.18		0.18		0.39	0.40	0.42	0.44	0.43
Net gain (loss) on securities (both
realized and unrealized)	(0.44)		(0.11)		0.41	(0.07)	0.14	0.93	(0.58)
Total from investment operations	(0.26)		0.07		0.80	0.33	0.56	1.37	(0.15)
Less distributions (note 10):
Dividends from net investment income	(0.18)		(0.18)		(0.39)	(0.40)	(0.42)	(0.43)	(0.43)
Distributions from capital gains	–		(0.05)		–	–	–	–	–
Total distributions	(0.18)		(0.23)		(0.39)	(0.40)	(0.42)	(0.43)	(0.43)
Net asset value, end of period	$10.92		$11.36		$11.52	$11.11	$11.18	$11.04	$10.10
Total return	(2.28	)%(2)	0.61	%(2)	7.30%	3.11%	5.21%	13.92%	(1.52)%
Ratios/supplemental data
Net assets, end of period (in millions)	$84		$89		$84	$71	$95	$85	$58
Ratio of expenses to average net assets	0.57	%(3)	0.56	%(3)	0.59%	0.61%	0.57%	0.58%	0.61%
Ratio of net investment income to
average net assets	3.28	%(3)	3.23	%(3)	3.44%	3.70%	3.80%	4.16%	4.04%
Portfolio turnover rate	0.0 3	%(2)	3	%(2)	8%	15%	9%	15%	15%

The expense and net investment income ratios without the effect of the contractual waiver of management fees were (note 3):

Ratio of expenses to average net assets	0.58	%(3)	0.57	%(3)	0.60%	0.61%	–	–	–
Ratio of net investment income to
average net assets	3.27	%(3)	3.22	%(3)	3.43%	3.70%	–	–	–

The expense ratios after giving effect to the contractual waiver of management fees and expense offset for uninvested cash balances were:

Ratio of expenses to average net assets	0.57	%(3)	0.56	%(3)	0.59%	0.61%	0.57%	0.58%	0.59%
___________________
(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Not annualized.
(3)	Annualized.
†	Effective December 1, 2012, the Trust changed its fiscal year end from September 30 to March 31. The information presented is for the period October 1, 2012 to March 31, 2013.

Note:	On January 1, 2011, Kirkpatrick Pettis Capital Management became the Trust’s Investment Sub-Adviser, replacing FAF Advisors, Inc.

See accompanying notes to financial statements.

31 | Aquila Tax-Free Trust of Oregon

Analysis of Expenses (unaudited)

     As a shareholder of the Trust, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges (“CDSC”) with respect to Class C shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Trust expenses. The table below is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds.

     The table below is based on an investment of $1,000 invested on April 1, 2013 and held for the six months ended September 30, 2013.

Actual Expenses

     This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During the Period”.

Six months ended September 30, 2013

	Actual
	Total Return	Beginning	Ending	Expenses
	Without	Account	Account	Paid During
	Sales Charges(1)	Value	Value	the Period(2)
Class A	(2.43)%	$1,000.00	$975.70	$3.57
Class C	(2.85)%	$1,000.00	$971.50	$7.76
Class Y	(2.28)%	$1,000.00	$977.20	$2.83

(1)
Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable CDSC with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year.

(2)
Expenses are equal to the annualized expense ratio of 0.72%, 1.57% and 0.57% for the Trust’s Class A, C and Y shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

32 | Aquila Tax-Free Trust of Oregon

Analysis of Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

     The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Trust’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Trust and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Trust with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

     Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, with respect to Class A shares. The example does not reflect the deduction of CDSC with respect to Class C shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transaction costs were included, your costs would have been higher.

Six months ended September 30, 2013

	Hypothetical
	Annualized	Beginning	Ending	Expenses
	Total	Account	Account	Paid During
	Return	Value	Value	the Period(1)
Class A	5.00%	$1,000.00	$1,021.46	$3.65
Class C	5.00%	$1,000.00	$1,017.20	$7.94
Class Y	5.00%	$1,000.00	$1,022.21	$2.89

(1)
Expenses are equal to the annualized expense ratio of 0.72%, 1.57% and 0.57% for the Trust’s Class A, C and Y shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period)

33 | Aquila Tax-Free Trust of Oregon

Information Available (unaudited)

     Much of the information that the funds in the Aquila Group of Funds produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent your Trust’s entire list of portfolio securities twice a year in the semi-annual and annual reports you receive. Additionally, under Trust policies, the Manager publicly discloses the complete schedule of the Trust’s portfolio holdings, as of each calendar quarter, generally by the 15th day after the end of each calendar quarter. Such information remains accessible until the next schedule is made publicly available. You may obtain a copy of the Trust’s portfolio holdings schedule for the most recently completed period by visiting the Trust’s website at www.aquilafunds.com. The Trust may also disclose other portfolio holdings as of a specified date (currently the Trust discloses its five largest holdings and/or sector holdings by value as of the close of the last business day of each calendar month in a posting to its website on approximately the 5th business day following the month end). This information remains on the website until the next such posting. Whenever you wish to see a listing of your Trust’s portfolio other than in your shareholder reports, please check our website at www. aquilafunds.com or call us at 1-800-437-1020.

     The Trust additionally files a complete list of its portfolio holdings with the SEC for the first and third quarter ends of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website at www.sec.gov. You may also review or, for a fee, copy the forms at the SEC’s Public Reference Room in Washington, D.C. or by calling 1-800-SEC-0330.

Proxy Voting Record (unaudited)

     During the 12 month period ended June 30, 2013, the Trust did not hold any portfolio securities for which the Trust was entitled to participate in proxy voting. Applicable regulations require us to inform you that the Trust’s proxy voting information is available on the SEC website at www.sec.gov.

Federal Tax Status of Distributions (unaudited)

     This information is presented in order to comply with a requirement of the Internal Revenue Code. No action on the part of shareholders is required.

     For the fiscal year ended March 31, 2013, $8,309,029 of dividends paid by Tax-Free Trust of Oregon, constituting 79.12% of total dividends paid during fiscal 2013, were exempt-interest dividends; $2,193,196 of dividends paid by the Trust, constituting 20.88% of total dividends paid during the fiscal year, were capital gain distributions.

     Prior to February 15, 2014, shareholders will be mailed the appropriate tax form(s) which will contain information on the status of distributions paid for the 2013 calendar year.

34 | Aquila Tax-Free Trust of Oregon

Additional Information (unaudited)

Renewal of the Advisory and Administration Agreement and the Sub-Advisory Agreement

     Aquila Investment Management LLC (the “Manager”) serves as the investment adviser to the Trust pursuant to an Advisory and Administration Agreement (the “Advisory Agreement”). The Manager has retained Davidson Fixed Income Management, Inc., doing business as Kirkpatrick Pettis Capital Management, Inc. (the “Sub-Adviser”), to serve as the sub-adviser to the Trust pursuant to a Sub-Advisory Agreement between the Manager and the Sub-Adviser (the “Sub-Advisory Agreement”). In order for the Manager and the Sub-Adviser to continue to serve in their respective roles, the Trustees of the Trust must determine annually whether to renew the Advisory Agreement and the Sub-Advisory Agreement for the Trust.

     In considering whether to approve the renewal of the Advisory Agreement and the Sub-Advisory Agreement, the Trustees requested and obtained such information as they deemed reasonably necessary. Contract review materials were provided to the Trustees in August, 2013. The independent Trustees met in person in September, 2013 to review and discuss the contract review materials. The Trustees considered, among other things, information presented by the Manager and Sub-Adviser with respect to the Trust’s fees, expenses and investment performance, which included comparisons of the Trust’s investment performance against peers and the Trust’s benchmark and comparisons of the advisory fee payable by the Trust under the Advisory Agreement against the advisory fees paid by the Trust’s peers. In addition, the Trustees took into account the information related to the Trust provided to the Trustees at each regularly scheduled meeting. The Trustees considered the Advisory Agreement and the Sub-Advisory Agreement separately as well as in conjunction with each other to determine their combined effects on the Trust.

     At a meeting held in September, 2013, based on their evaluation of the information provided by the Manager and the Sub-Adviser, the Trustees of the Trust, including the independent Trustees voting separately, unanimously approved the renewal of each of the Advisory Agreement and the Sub-Advisory Agreement until September 30, 2014. In considering the renewal of the Advisory Agreement and the Sub-Advisory Agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the Advisory Agreement or the Sub-Advisory Agreement.

     The nature, extent, and quality of the services provided by the Manager and the Sub-Adviser.

     The Trustees considered the nature, extent and quality of the services that had been provided by the Manager and the Sub-Adviser to the Trust, taking into account the investment objectives and strategies of the Trust. The Trustees reviewed the terms of the Advisory Agreement and the Sub-Advisory Agreement.

     The Manager has retained the Sub-Adviser to provide investment management of the Trust’s portfolio. The Trustees reviewed the Sub-Adviser’s investment approach for the Trust. The Trustees considered the personnel of the Sub-Adviser who provide investment management services to the Trust. The Trustees noted the extensive experience of the Sub-Adviser’s portfolio manager, Mr. Christopher Johns, and his comprehensive understanding regarding the economy of the State of Oregon and the securities in which the Trust invests, including those securities with less than the highest ratings from the rating agencies. The Trustees noted that, compared to other Oregon state-specific municipal bond-funds, the portfolio of the Trust generally was of higher quality, and that the Trust did not hold any securities subject to the alternative minimum tax.

35 | Aquila Tax-Free Trust of Oregon

     The Trustees considered that the Manager supervised and monitored the performance of the Trust’s service providers (including the Sub-Adviser). The Manager has additionally provided all administrative services to the Trust and provided the Trust with personnel (including Trust officers) and other resources that are necessary for the Trust’s business management and operations.

     The Trustees considered that the Manager and the Sub-Adviser had provided all administrative and advisory services to the Trust that the Trustees deemed necessary or appropriate, including the specific services that the Trustees have determined are required for the Trust, given that it seeks to provide shareholders with as high a level of current income exempt from Oregon state and regular Federal income taxes as is consistent with preservation of capital. Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by the Manager and the Sub-Adviser to the Trust were satisfactory and consistent with the terms of the Advisory Agreement and Sub-Advisory Agreement, as applicable.

     The investment performance of the Trust.

     The Trustees reviewed the Trust’s performance and compared its performance with that of its local competitors (as identified by the Manager), its peer group (Morningstar Single-State Intermediate Municipal Bond Funds) and its benchmark index, the Barclays Capital Quality Intermediate Municipal Bond Index.

     The Trustees noted that the Trust had average annual total returns for the 1, 3, 5 and 10 year periods ended June 30, 2013 that exceeded the average annual returns of Morningstar Single-State Intermediate Municipal Bond Funds for each of those periods. It was noted that the materials provided by the Manager indicated that the Trust had investment performance measured by average annual total returns that outperformed its benchmark index and its local competition for the 1-year period; while generally lagging the benchmark and local competition for the 3, 5 and 10-year periods ended June 30, 2013. The Trustees observed that the Trust’s Sharpe and Treynor ratios, which measure risk adjusted return, generally were more favorable than those of the Trust’s local competitors.

     The Trustees discussed the Trust’s performance record with the Manager and the Sub-Adviser and considered the Manager’s and Sub-Adviser’s view that the Trust’s performance, as compared to its local competitors and peer group, was explained in part by the Trust’s generally higher-quality portfolio and its current intermediate maturity structure. They also considered that, unlike the Trust’s returns, the performance of the benchmark index did not reflect any fees or expenses. The Trustees considered these results to be consistent with the investment objectives of the Trust.

     The Trustees concluded that the performance of the Trust was explained in part by market conditions, the Trust’s portfolio quality, its investment objectives and the longstanding efforts of the Sub-Adviser to minimize risk. Evaluation of this factor indicated to the Trustees that renewal of the Advisory Agreement would be appropriate.

36 | Aquila Tax-Free Trust of Oregon

     Advisory and Sub-Advisory Fees and Trust Expenses.

     The information provided by the Manager in connection with renewal contained advisory fee and expense data for the Trust and its peer group. The Trustees considered that the Manager, not the Trust, paid the Sub-Adviser pursuant to the Sub-Advisory Agreement. The Trustees evaluated both the fee under the Sub-Advisory Agreement and the portion of the fee under the Advisory Agreement retained by the Manager.

     The Trustees compared the advisory fee and expense data with respect to the Trust to similar data about other funds that they found to be relevant. The Trustees considered that the advisory fee and expenses of the Trust were generally lower than the average and median advisory fees and expenses as compared to those advisory fees and expenses being paid by the Trust’s peer group.

     The Trustees reviewed management fees charged by each of the Manager and the Sub-Adviser to its other clients. It was noted that the Manager does not have any other clients except for other funds in the Aquila Group of Funds. The Trustees noted that, in most instances, the fee rates for those clients were comparable to the fees paid to the Manager or Sub-Adviser with respect to the Trust. In evaluating the fees associated with the client accounts, the Trustees took into account the respective demands, resources and complexity associated with the Trust and those client accounts.

     The Trustees concluded that the advisory and sub-advisory fees were reasonable in relation to the nature and quality of the services provided to the Trust by the Manager and the Sub-Adviser.

Profitability

     The materials also showed the profitability to the Manager and the Sub-Adviser of their services to the Trust, as well as the profitability to Aquila Distributors, Inc. (the “Distributor”) of distribution services provided to the Trust.

     The Trustees considered information provided by the Manager regarding the profitability of the Manager with respect to the services provided by the Manager to the Trust, including the methodology used by the Manager in allocating certain of its costs to the services provided to the Trust. The Trustees noted that the Distributor did not derive profits from its relationship with the Trust. The Trustees had retained an independent consultant to provide data on profitability. The Trustees considered that, based on the data provided by the independent consultant, the returns to the Manager were below the range and average identified by the consultant but were suitable for ongoing financial viability. The Trustees concluded that profitability to the Manager with respect to advisory services provided to the Trust was not unreasonable in light of the nature, extent and quality of the services provided to the Fund by the Manager.

     The Trustees also considered information provided by the Sub-Adviser regarding the profitability of the Sub-Adviser with respect to the sub-advisory services provided by the Sub-Adviser to the Trust. They considered that, based on the data provided by the independent consultant, the returns to the Sub-Adviser were within the range and below the average identified by the consultant, but were suitable for ongoing financial viability. The Trustees concluded that the profitability of the Sub-Adviser with respect to sub-advisory services provided to the Trust was not unreasonable in light of the nature, extent and quality of the services provided to the Fund by the Sub-Adviser.

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     The extent to which economies of scale would be realized as the Trust grows.

     The Trust has in place breakpoints in the sub-advisory fee which would be realized as the Trust grows. Under the Sub-Advisory Agreement the Manager will compensate the Sub-Adviser at the annual rate of 0.18% on the Trust’s net assets up to $400 million; 0.16% on assets above that amount to $1 billion in net assets and 0.14% on net assets thereafter. In addition, the Manager has contractually agreed to waive fees to the extent necessary so that the annual rate payable under the Advisory Agreement shall be equivalent to 0.40% on the Trust’s net assets up to $400 million; 0.38% on assets above that amount to $1 billion in net assets and 0.36% on net assets thereafter. Accordingly, the Trustees concluded that economies of scale, if any, were being appropriately shared with the Fund.

     Benefits derived or to be derived by the Manager and the Sub-Adviser and their affiliates from their relationships with the Trust.

     The Trustees observed that, as is generally true of most fund complexes, the Manager and Sub-Adviser and their affiliates, by providing services to a number of funds or other investment clients including the Trust, were able to spread costs as they would otherwise be unable to do. The Trustees noted that while that could produce efficiencies and increased profitability for the Manager and Sub-Adviser and their affiliates, it also makes their services available to the Trust at favorable levels of quality and cost which are more advantageous to the Trust than would otherwise have been possible.

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Founders
Lacy B. Herrmann (1929-2012)
Aquila Management Corporation, Sponsor

Manager
AQUILA INVESTMENT MANAGEMENT LLC
380 Madison Avenue, Suite 2300
New York, New York 10017

Investment Sub-Adviser
KIRKPATRICK PETTIS CAPITAL MANAGEMENT
2 Centerpointe Drive, Suite 500
Lake Oswego, Oregon 97035

Board of Trustees
     James A. Gardner, Chair
Diana P. Herrmann, Vice Chair
Gary C. Cornia
Edmund P. Jensen
John W. Mitchell
Ralph R. Shaw
Nancy Wilgenbusch

Officers
Diana P. Herrmann, President
Charles E. Childs, III, Executive Vice President and Secretary
Marie E. Aro, Senior Vice President
Paul G. O’Brien, Senior Vice President
Christine L. Neimeth, Vice President
Randall S. Fillmore, Chief Compliance Officer
Joseph P. DiMaggio, Chief Financial Officer and Treasurer

Distributor
AQUILA DISTRIBUTORS, INC.
380 Madison Avenue, Suite 2300
New York, New York 10017

Transfer and Shareholder Servicing Agent
     BNY MELLON
4400 Computer Drive
Westborough, Massachusetts 01581

Custodian
JPMORGAN CHASE BANK, N.A.
1111 Polaris Parkway
Columbus, Ohio 43240

Further information is contained in the Prospectus, which must precede or accompany this report.

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included in Item 1 above

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board of Directors of the Registrant has adopted a Nominating Committee Charter which provides that the Nominating Committee (the 'Committee') may consider and evaluate nominee candidates properly submitted by shareholders if a vacancy among the Independent Trustees of the Registrant occurs and if, based on the Board's then current size, composition and structure, the Committee determines that the vacancy should be filled.  The Committee will consider candidates submitted by shareholders on the same basis as it considers and evaluates candidates recommended by other sources.  A copy of the qualifications and procedures that must be met or followed by shareholders to properly submit a nominee candidate to the Committee may be obtained by submitting a request in writing to the Secretary of the Registrant.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and  procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing of this report, the registrant's chief financial and executive officers have concluded that the disclosure  controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required  disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls  subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 12.	EXHIBITS.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

THE CASCADES TRUST

By:	/s/ Diana P. Herrmann
Vice Chair, President and Trustee December , 2013

By:	/s/ Joseph P. DiMaggio
Chief Financial Officer December , 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann Vice Chair, President and Trustee December , 2013

By:	/s/ Joseph P. DiMaggio
Joseph P. DiMaggio Chief Financial Officer and Treasurer December , 2013

THE CASCADES TRUST

EXHIBIT INDEX

 (a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.